Annual Operating Expenses {- Fidelity High Income Fund} - 04.30 Fidelity Global High Income Fund & Fidelity High Income Fund - AMCIZ Combo PRO-13 - Fidelity High Income Fund	Jun. 29, 2021
Fidelity Advisor High Income Fund Class A
Operating Expenses:
Management fee	0.55%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.19%	[1]
Total annual operating expenses	0.99%
Fidelity Advisor High Income Fund Class M
Operating Expenses:
Management fee	0.55%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.20%	[1]
Total annual operating expenses	1.00%
Fidelity Advisor High Income Fund Class C
Operating Expenses:
Management fee	0.55%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.21%	[1]
Total annual operating expenses	1.76%
Fidelity Advisor High Income Fund Class I
Operating Expenses:
Management fee	0.55%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.25%	[1],[2]
Total annual operating expenses	0.80%
Fidelity Advisor High Income Fund Class Z
Operating Expenses:
Management fee	0.55%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.08%	[1]
Total annual operating expenses	0.63%

[1]

(a)Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus, in part, because of acquired fund fees and expenses. For the period, acquired fund fees and expenses are less than 0.01% and are included in other expenses.

[2]	(b)Adjusted to reflect current fees.